Property, Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Depreciation	$ 17	$ 35	$ 100
Net loss on disposal	5
Research and Development Costs [Member]
Statement Line Items [Line Items]
Depreciation	10	20	69
General and Administrative Expenses [Member]
Statement Line Items [Line Items]
Depreciation	7	10	10
Selling Expenses [Member]
Statement Line Items [Line Items]
Depreciation		$ 5	$ 21